GOODWILL AND OTHER INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND OTHER INTANGIBLE ASSETS

9. GOODWILL AND OTHER INTANGIBLE ASSETS

In connection with the establishment of reporting segments for each reporting period, the Company allocated goodwill between reporting units using a relative fair value allocation approach.

Changes in the carrying amount of goodwill allocated to its reporting units for the year ended December 31, 2023, and 2022 are as follows:

	Soft	Durum	Couscous
	Wheat	Wheat	and Pasta	Total
	(in thousands)
Balance at December 31, 2021	$35,194	$7,355	$9,022	$51,571
Foreign currency exchange adjustments	(3,784)	(848)	(1,041)	(5,673)
Balance at December 31, 2022	$31,410	$6,507	$7,981	$45,898
Foreign currency exchange adjustments	1,741	381	468	2,590
Balance at December 31, 2023	$33,151	$6,888	$8,449	$48,488

The Company performed the annual impairment assessment as of December 31, 2023, and 2022, which did not result in impairment losses.

FORAFRIC GLOBAL PLC AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Continued)

Changes in the carrying amount of intangible assets for the year ended December 31, 2023, and 2022 are as follows:

	Trade	Customer	Other	Intangible
	names	relationships	intangibles	Assets
	(in thousands)
Balance at December 31, 2021	$1,011	$2,041	$923	$3,975
Acquisitions	-	-	262	262
Amortization	-	(90)	(53)	(143)
Foreign currency exchange adjustments	(84)	(155)	(132)	(371)
Balance at December 31, 2022	$927	$1,796	$1,000	$3,723
Acquisitions	-	-	987	987
Amortization	-	(92)	(168)	(260)
Foreign currency exchange adjustments	40	71	87	198
Balance at December 31, 2023	$967	$1,775	$1,906	$4,648

As of December 31, 2023, the weighted-average remaining amortization period for intangibles other than goodwill is 9 years and future intangible amortization is expected to total the following:

(in thousands)
2024	$469
2025	469
2026	469
2027	371
2028	273
Thereafter	1,630
Total amortization	$3,681